UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07870

Pioneer Real Estate Shares
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer Real
Estate Shares

NQ | September 30, 2018

Ticker Symbols: Class A PWREX Class C PCREX Class Y PYREX

Shares		Value
	UNAFFILIATED ISSUERS - 98.2%
	COMMON STOCKS – 98.2% of Net Assets
	AUTOMOBILES & COMPONENTS - 0.3%
	Automobile Manufacturers - 0.3%
3,284	Thor Industries, Inc.	$274,871
	Total Automobiles & Components	$274,871
	CAPITAL GOODS - 0.9%
	Construction & Engineering - 0.9%
15,318	Comfort Systems USA, Inc.	$863,935
	Total Capital Goods	$863,935
	COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
	Environmental & Facilities Services - 0.6%
7,676	Waste Connections, Inc.	$612,315
	Total Commercial & Professional Services	$612,315
	CONSUMER SERVICES - 2.9%
	Hotels, Resorts & Cruise Lines - 2.9%
41,971	Extended Stay America, Inc.	$849,073
63,767	Park Hotels & Resorts, Inc.	2,092,833
	Total Consumer Services	$2,941,906
	HEALTH CARE EQUIPMENT & SERVICES - 2.1%
	Health Care Facilities - 2.1%
13,177	Encompass Health Corp.	$1,027,147
55,909(a)	Select Medical Holdings Corp.	1,028,726
	Total Health Care Equipment & Services	$2,055,873
	REAL ESTATE - 91.4%
	Diversified Real Estate Activities - 1.8%
48,434	LendLease Group	$687,830
11,539	RMR Group, Inc.	1,070,819
		$1,758,649
	Diversified REIT - 4.3%
23,429	Gladstone Commercial Corp.	$448,665
38,637	Global Net Lease, Inc.	805,581
19,736	Liberty Property Trust	833,846
6,785	PS Business Parks, Inc.	862,306
24,723	STORE Capital Corp.	687,052
97,487	VEREIT, Inc.	707,756
		$4,345,206
	Health Care REIT - 8.7%
20,057	Community Healthcare Trust, Inc.	$621,366
66,602	Omega Healthcare Investors, Inc.	2,182,548
32,133	Sabra Health Care Real Estate Investment Trust, Inc.	742,915
56,886	Senior Housing Properties Trust	998,918
30,525	Ventas, Inc.	1,659,949
38,371	Welltower, Inc.	2,468,023
		$8,673,719
	Hotel & Resort REIT - 9.3%
40,118	Braemar Hotels & Resorts, Inc.	$472,189
46,287	Chesapeake Lodging Trust	1,484,424
26,033	Hersha Hospitality Trust	590,168
207,204	Host Hotels & Resorts, Inc.,	4,372,005
20,276	RLJ Lodging Trust	446,680
21,912	Ryman Hospitality Properties, Inc.	1,888,157
		$9,253,623
	Industrial REIT - 12.9%
48,920	Americold Realty Trust	$1,223,978
14,099	EastGroup Properties, Inc.	1,348,146
43,237	First Industrial Realty Trust, Inc.	1,357,642
23,286	Granite Real Estate Investment Trust	999,709
86,321	Prologis, Inc.	5,851,701
38,062	Rexford Industrial Realty, Inc.	1,216,462
22,381	Terreno Realty Corp.	843,764
		$12,841,402
	Office REIT - 6.5%
14,151	Alexandria Real Estate Equities, Inc.	$1,780,054
35,710	Columbia Property Trust, Inc.	844,185
23,882(a)	Equity Commonwealth	766,373
26,943	JBG SMITH Properties	992,311
11,415	SL Green Realty Corp.	1,113,305
41,350	Tier Real Estate Investment Trust, Inc.	996,535
		$6,492,763
	Real Estate Development - 0.8%
36,258(a)	Forestar Group, Inc.	$768,669
	Real Estate Operating Companies - 3.3%
16,197	Deutsche Wohnen SE	$777,111
31,547	Grand City Properties SA	817,600
191,000	Swire Properties, Ltd.	723,563
19,628	Vonovia SE	959,048
		$3,277,322
Shares		Value
	Real Estate Services - 1.3%
32,676(a)	Cushman & Wakefield PLC	$555,165
22,278(a)	Marcus & Millichap, Inc.	773,270
		$1,328,435
	Residential REIT - 13.0%
16,455	AvalonBay Communities, Inc.	$2,980,823
16,236	Camden Property Trust	1,519,202
27,027	Equity LifeStyle Properties, Inc.	2,606,754
18,846	Equity Residential	1,248,736
33,693	NexPoint Residential Trust, Inc.	1,118,608
54,513	Preferred Apartment Communities, Inc.	958,339
24,209	Sun Communities, Inc.	2,458,182
		$12,890,644
	Retail REIT - 12.4%
34,353	Agree Realty Corp.	$1,824,831
10,314	Federal Realty Investment Trust,	1,304,412
11,953	Getty Realty Corp.	341,378
43,856	Kimco Realty Corp.	734,149
40,995	Simon Property Group, Inc.	7,245,866
109,087	Spirit Realty Capital, Inc.	879,241
		$12,329,877
	Specialized REIT - 17.1%
5,856	Crown Castle International Corp.	$651,949
83,014	CubeSmart	2,368,389
23,715	Digital Realty Trust, Inc.	2,667,463
10,588	Equinix, Inc.	4,583,439
30,978	Extra Space Storage, Inc.	2,683,934
18,799	GEO Group, Inc.	472,983
23,165	Gladstone Land Corp.	285,856
8,185	Life Storage, Inc.	778,885
22,678	National Storage Affiliates Trust	576,928
3,605	Public Storage	726,876
11,803	Rayonier, Inc.	399,059
38,864	VICI Properties, Inc.	840,240
		$17,036,001
	Total Real Estate	$90,996,310
	TOTAL COMMON STOCKS
	(Cost $73,059,147)	$97,745,210
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 98.2%
	(Cost $73,059,147)	$97,745,210
	OTHER ASSETS AND LIABILITIES - 1.8%	$1,781,617
	NET ASSETS - 100.0%	$99,526,827

REIT	Real Estate Investment Trust.
(a)	Non-income producing security.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2018, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$97,745,210	$–	$–	$97,745,210
Total Investments in Securities	$97,745,210	$–	$–	$97,745,210

During the nine months ended September 30, 2018, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Real Estate Shares

By (Signature and Title)* /s/ Lisa M.Jones
           Lisa M.Jones, President and Chief Executive Officer

Date November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
           Lisa M.Jones, President and Chief Executive Officer

Date November 28, 2018

By (Signature and Title)* /s/ Mark E. Bradley
                                        Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date November 28, 2018

* Print the name and title of each signing officer under his or her signature.